Other Liabilities and Commitments - Other current liabilities (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Executive deferred compensation plan liabilities	$ 248	$ 207
Interest payable	85	84
Current portion of operating lease liabilities	69	71
Sales, property, and other taxes	55	47
Reserve for returns, credits, and promotional discounts	39	40
Other	129	108
Total other current liabilities	$ 625	$ 557